Short-term Investments and Financial Instruments (Details) (USD $)	3 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	117 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013
Financial Instruments [Abstract]
Short-term investments			$ 0	$ 6,100,000		$ 0
Assets:
Cash and cash equivalents	2,857,000		7,536,000	9,244,000		7,536,000	2,857,000
Short-term investments			0	6,066,000		0
Total fair value of assets			7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	9,097,000		8,903,000			8,903,000	9,097,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	6,178,000
Change in fair value	(125,000)
Balance	6,038,000		6,178,000			6,178,000	6,038,000
Impairment of property and equipment	0	0	0	7,371,000	0	7,371,000	7,371,000
Charge related to fair value of liability				1,800,000
Charge related to termination benefits				1,700,000
2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,378,000
Change in fair value	(246,000)
Balance	2,117,000						2,117,000
2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	3,800,000
Change in fair value	121,000
Balance	3,921,000						3,921,000
Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	276,000
Change in fair value	(3,000)
Balance	273,000						273,000
Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,449,000
Change in fair value	337,000
Balance	2,786,000						2,786,000
U.S. government agency funds [Member]
Assets:
Short-term investments				4,021,000
Corporate securities [Member]
Assets:
Short-term investments				2,045,000
Warrant liability [Member]
Liabilities:
Total fair value of liabilities	6,038,000		6,178,000	2,511,000		6,178,000	6,038,000
Derivative liability [Member]
Liabilities:
Total fair value of liabilities	2,786,000		2,449,000			2,449,000	2,786,000
Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	273,000		276,000			276,000	273,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	2,857,000		7,536,000	9,244,000		7,536,000	2,857,000
Short-term investments			0	6,066,000		0
Total fair value of assets			7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	0		0			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments				4,021,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate securities [Member]
Assets:
Short-term investments				2,045,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0		0	0		0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0			0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0		0	0		0	0
Short-term investments			0	0		0
Total fair value of assets			0	0		0
Liabilities:
Total fair value of liabilities	0		0			0	0
Significant other observable inputs (Level 2) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments				0
Significant other observable inputs (Level 2) [Member] | Corporate securities [Member]
Assets:
Short-term investments				0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0		0	0		0	0
Significant other observable inputs (Level 2) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0			0	0
Significant other observable inputs (Level 2) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0			0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0		0	0		0	0
Short-term investments			0	0		0
Total fair value of assets			0	0		0
Liabilities:
Total fair value of liabilities	9,097,000		8,903,000			8,903,000	9,097,000
Significant unobservable inputs (Level 3) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments				0
Significant unobservable inputs (Level 3) [Member] | Corporate securities [Member]
Assets:
Short-term investments				0
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	6,038,000		6,178,000	2,511,000		6,178,000	6,038,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		2,511,000	2,511,000	0
Issuance of additional warrants			4,944,000	16,947,000
Change in fair value			(1,277,000)	(14,436,000)
Balance			6,178,000	2,511,000		6,178,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		2,511,000	2,511,000	0
Issuance of additional warrants			0	16,947,000
Change in fair value			(133,000)	(14,436,000)
Balance			2,378,000	2,511,000		2,378,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		0	0	0
Issuance of additional warrants			4,944,000	0
Change in fair value			(1,144,000)	0
Balance			3,800,000	0		3,800,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	2,786,000		2,449,000			2,449,000	2,786,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member] | Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		0	0
Issuance of derivative			3,181,000
Change in fair value			(732,000)
Balance			2,449,000			2,449,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	273,000		276,000			276,000	273,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		0	0
Issuance of derivative			798,000
Exercise of exchange right			(310,000)
Change in fair value			(212,000)
Balance			276,000			276,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Demand Note Exchange Right [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		0	0
Issuance of derivative			310,000
Exercise of exchange right			(310,000)
Change in fair value			0
Balance			0			0
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance		0	0
Issuance of derivative			488,000
Exercise of exchange right			0
Change in fair value			(212,000)
Balance			$ 276,000			$ 276,000